SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of January 1, 2019	360,000,000	141,969,666	1,420
$40 million ATM	-	5,260,968	52
Balance as of December 31, 2019	360,000,000	147,230,634	1,472
$40 million ATM	-	4,215,478	42
Balance as of December 31, 2020	360,000,000	151,446,112	1,514
$60 million 2020 ATM	-	22,025,979	220
$60 million 2021 ATM	-	10,222,105	102
Balance as of December 31, 2021	360,000,000	183,694,196	1,836